Components Of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 34,045	$ 24,477
OCI before reclassifications	(23,180)	18,994
Amounts reclassified from AOCI	(518)	(9,426)
Net OCI	(23,698)	9,568	10,733
Ending balance	10,347	34,045	24,477
Net unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	34,045	24,477
OCI before reclassifications	(23,180)	19,061
Amounts reclassified from AOCI	(518)	(9,493)
Net OCI	(23,698)	9,568
Ending balance	10,347	34,045
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI before reclassifications		(67)
Amounts reclassified from AOCI		$ 67